Leases	12 Months Ended
Dec. 31, 2020
Disclosure of leases [text block] [Abstract]
Leases
13.	Leases

The Group has lease contracts with third parties, mainly a 5-year lease contract of trucks.

The Group also leases certain minor equipment for less than 12 months, the Group has decided to apply the recognition exemption for short term leases (less than 12 months) and for leases of low value assets. The expense for this type of lease amounted to S/1,869,000 for the twelve-month period ended December 31, 2020 (2019: S/1,652,000) and was recognized in the “Administrative expenses” caption of the interim condensed consolidated statement of profit or loss.

The movement of the right of use assets recognized by the Group is shown below:

	Transportation units	Other	Total
	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1, 2019	-	109	109
Additions	-	-	-
Balance as of December 31, 2019	-	109	109
Additions	7,504	-	7,504
Sales and/or retirement	-	(71)	(71)
Balance as of December 31, 2020	7,504	38	7,542
Accumulated depreciation -
Balance as of January 1, 2019	-	-	-
Additions	-	63	63
Balance as of January 1, 2020	-	63	63
Additions	1,501	33	1,534
Sales and/or retirement	-	(61)	(61)
Balance as of December 31, 2020	1,501	35	1,536
Net book value
As of December 31, 2019	-	46	46
As of December 31, 2020	6,003	3	6,006

The movement of the lease liabilities recognized by the Group is shown below:

	2020	2019
	S/(000)	S/(000)
Balance as of January 1	57	57
Additions	7,504	-
Sales and disposals	(19)	-
Financial interest expenses	409	-
Dues payments	(1,669)	-
Others	351	-
Balance as of December 31	6,633	57
Maturity
Current portion	1,531	-
Non-current portion	5,102	57
Balance as of December 31	6,633	57

The future cash disbursements in relation to lease liabilities have been disclosed in note 30.